Shareholders' Equity (Detail) (EUR €) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	May 09, 2011	Apr. 28, 2006	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2009
Equity [Abstract]
Shares Issued (in shares)			15,555,131	15,038,483
Shares authorized (in shares)			19,656,317	19,656,317
Maximum capital increase, par value		€ 90.00			€ 100.00
Delegation of power, term	5 years	5 years
Maximum common shares issued in one transaction, amount		€ 10.00
New shares issued (in shares)			4,549,435